Finance result, net (Details) - CHF (SFr)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Finance result, net
Interests cost		SFr (331)	SFr (209)	SFr (362)
Interests expense on leases	SFr (1,175)	(495)	(1,922)	(1,012)
Foreign exchange gains /(losses)	3,382	6,657	1,681	(11,945)
Finance result	SFr 2,207	SFr 5,831	SFr (450)	SFr (13,319)